ACCRUED INTEREST RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 1,225	$ 1,206
Collateralized Mortgage Obligations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	936	924
Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	172	196
Federal Home Loan Bank Advances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 117	$ 86